Income tax expense calculated by multiplying net income before tax with the tax rate (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense calculated by multiplying net income before tax with the tax rate [Abstract]
Profit before income taxes	₩ 4,911,508	₩ 4,466,610	₩ 3,797,608
Income taxes at statutory tax rates	1,345,187	1,222,840	917,802
Non-taxable income		(9,561)	(33,879)
Non-taxable income	8,500
Non-deductible expense	18,461	12,854	12,772
Tax credit	(2,289)	(23,317)	(195)
Changes in deferred tax due to change in tax rate	0	0	(72,985)
Other	(100,735)	65,529	24,888
Income tax expenses	₩ 1,269,124	₩ 1,268,345	₩ 848,403
Effective tax rate	25.84%	28.40%	22.34%